Risk Categories - Credit and Swap Spread Sensitivities (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Credit spread sensitivities
Disclosure of detailed information about financial instruments [line items]
Reasonably possible change in risk variable	50.00%
Credit Spread Sensitivities [Abstract]
50 basis point decrease	CAD (100)	CAD (125)
50 basis point increase	100	125
Swap Spread Sensitivities [Abstract]
Level of rounding used in sensitivity analysis	CAD 25	CAD 25
Period after which credit spread reverts to long-term insurance contract liability	5 years	5 years
Swap spread sensitivities
Disclosure of detailed information about financial instruments [line items]
Reasonably possible change in risk variable	20.00%
Swap Spread Sensitivities [Abstract]
20 basis point decrease	CAD 25	CAD 25
20 basis point increase	(25)	(25)
Level of rounding used in sensitivity analysis	CAD 25	CAD 25